Taxation	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Taxation
9 Taxation
Taxation charge

	Note	2021 US$m	2020 US$m	2019 US$m
– Current		8,144	5,169	4,436
– Deferred	17	114	(178)	(289)
Total taxation charge		8,258	4,991	4,147

Prima facie tax reconciliation

	2021 US$m	2020 US$m	2019 US$m
Profit before taxation	30,833	15,391	11,119
Deduct: share of profit after tax of equity accounted units(a)	(1,042)	(652)	(301)
Add: impairment after tax of investments in equity accounted units (a)	—	339	—
Parent companies' and subsidiaries' profit before tax	29,791	15,078	10,818

Prima facie tax payable at UK rate of 19% (2020: 19%; 2019: 19%)(b)	5,660	2,865	2,055
Higher rate of taxation of 30% on Australian underlying earnings (2020: 30%; 2019: 30%)	2,693	1,779	1,495
Other tax rates applicable outside the UK and Australia on underlying earnings	110	(80)	(110)
Impact of items excluded in arriving at underlying earnings(c):
– Impairment charges(d)	(21)	44	340
– Net gains and losses on consolidation and disposal of interests in businesses	—	—	55
– Exchange and gains/losses on derivatives	(126)	260	(22)
– Losses from increases to closure estimates (non-operating and fully impaired sites)	84	(24)	—
– Utilisation of capital losses on the gain from the recognition of the wharf at Kitimat, Canada	(64)	—	—
– Other exclusions	—	—	38
Impact of changes in tax rates and laws	—	—	1
Resource depletion and other depreciation allowances	(52)	(34)	(57)
Recognition of previously unrecognised deferred tax assets(e)	(212)	(182)	—
Write-down of previously recognised deferred tax assets(f)	—	173	42
Amounts under/(over) provided in prior years	63	9	83
Other items(g)	123	181	227
Total taxation charge(a)	8,258	4,991	4,147
(a)This tax reconciliation relates to the Group's parent companies, subsidiaries and joint operations, and excludes equity accounted units. The Group's share of profit of equity accounted units is net of tax charges of US$659 million (2020: US$363 million; 2019: US$190 million). Impairment after tax of investments in equity accounted units is net of tax credits of US$nil (2020: US$29 million; 2019: US$nil).
(b)As a UK headquartered and listed Group, the reconciliation of expected tax on accounting profit to tax charge uses the UK corporation tax rate to calculate the prima facie tax payable. Rio Tinto is also listed in Australia, and the reconciliation includes the impact of the higher tax rate in Australia where a significant proportion of the Group's profits are currently earned. The impact of other tax rates applicable outside the UK and Australia is also included. The weighted average statutory corporation tax rate on profit before tax is approximately 29% (2020: 30% 2019: 31%).
(c)The impact for each item includes the effect of tax rates applicable outside the UK.
(d)The tax impact of impairments relates to a tax rate differential between the Canadian and UK rates on the Kitimat impairment. In the comparative period to 31 December 2020 the tax impact of impairments includes the write-down of deferred tax assets at ISAL and NZAS and non-recognition of deferred tax on those impairments. The tax impact also includes recognition at local tax rates of deferred tax assets arising on the impairments of Bell Bay, Gladstone Power Station and Diavik. In the comparative period to 31 December 2019, the tax impact of impairment includes the write down of deferred tax assets in respect of prior year tax losses in Mongolia and recognition of deferred tax on impaired assets. Refer to note 6.
(e)The recognition of previously unrecognised deferred tax assets relates to the recognition of prior year deferred tax assets at Oyu Tolgoi and in our Australian Aluminium business due to improved deferred tax asset recovery expectations. In the comparative period to 31 December 2020 the recognition of previously unrecognised deferred tax assets relates to the recognition of prior year deferred tax assets on losses and on impaired assets at Oyu Tolgoi due to improved deferred tax asset recovery expectations.
(f)In the comparative period to 31 December 2020 the write down of previously recognised deferred tax assets relates primarily to the partial de-recognition of deferred tax assets in our Australian Aluminium business.
(g)Other items include non-deductible costs and withholding taxes, and various adjustments to provisions for taxation, the most significant of which relate to transfer pricing matters, including issues under discussion with the Australian Tax Office.

	2021 US$m	2020 US$m	2019 US$m
Tax on fair value movements:
– Cash flow hedge fair value gains	62	3	(6)
Tax (charge)/credit on re-measurement gains/(losses) on pension and post-retirement healthcare plans	(305)	112	83
Tax relating to components of other comprehensive income/(loss) for the year(a)	(243)	115	77
(a)This comprises a deferred tax charge of US$243 million (2020: credit of US$115 million; 2019: credit of US$77 million) and a current tax charge of US$nil (2020: US$nil; 2019: US$nil), see note 17.

Future tax developments
We are closely monitoring the Organisation for Economic Co-operation and Development’s Two Pillar Solution to Address the Tax Challenges Arising from the Digitalisation of the Economy, which are expected to be enacted in 2022 with application from 1 January 2023. The accounting implications under IAS12 will be determined when the relevant legislation is available.